Trade and Other Receivables - Expected credit loss on trade receivables (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	€ 51,467,000	€ 26,802,000	€ 17,635,000
Contract assets	37,609,000	8,880,000	19,999,000	€ 843,000
Not due
Disclosure of Trade And Other Receivables [Line Items]
Total	86,638,000	18,519,000	37,196,000
Not due | Gross carrying amount [member]
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	49,029,000	9,639,000	17,197,000
Contract assets	37,609,000	8,880,000	19,999,000
Overdue 1-30 days
Disclosure of Trade And Other Receivables [Line Items]
Total		14,287,000	438,000
Overdue 1-30 days | Gross carrying amount [member]
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties		14,287,000	438,000
Overdue 31 to 60 days
Disclosure of Trade And Other Receivables [Line Items]
Total	2,373,000	603,000
Overdue 31 to 60 days | Gross carrying amount [member]
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	2,373,000	603,000
Overdue +61 days
Disclosure of Trade And Other Receivables [Line Items]
Total	65,000	2,273,000
Overdue +61 days | Gross carrying amount [member]
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	65,000	2,273,000
Total
Disclosure of Trade And Other Receivables [Line Items]
Total	89,076,000	35,682,000	37,634,000
Total | Gross carrying amount [member]
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	51,467,000	26,802,000	17,635,000
Contract assets	€ 37,609,000	€ 8,880,000	€ 19,999,000